STOCKHOLDERS EQUITY	9 Months Ended
Sep. 30, 2021
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

4.    STOCKHOLDERS’ EQUITY

Shares Authorized and Outstanding

As of September 30, 2021 (unaudited) and December 31, 2020, the Company had authorized a total of 238,480,441 shares for issuance with 150,000,000 shares designated as common stock, 1,124,856 shares designated as founders preferred stock and 87,355,585 shares designated as preferred stock.

Preferred and Founders Preferred Stock

As of September 30, 2021 (unaudited) and December 31, 2020, the Company has authorized 87,355,585 shares of preferred stock and 1,124,856 founders preferred stock, designated in series, with the rights and preferences of each designated series to be determined by the Board of Directors.

The following table is a summary of the preferred stock and founders preferred stock as of September 30, 2021 (unaudited), December 31, 2020 and 2019 (in thousands, except for share data):

						Per Share
		Shares Issued		Issue Price		Liquidation
	Shares Authorized	and Outstanding	Cash Raised	per Share		Preference
Founders Preferred Stock	1,124,856	162,558	$—	$0.00		$0.00
Series A-1 Preferred Stock	3,654,873	3,654,873	375	0.10		0.10
Series A-2 Preferred Stock	5,372,703	5,372,703	735	0.14		0.14
Series A-3 Preferred Stock	2,485,296	2,485,296	425	0.17		0.17
Series A-4 Preferred Stock	590,688	590,688	100	0.17		0.17
Series A-5 Preferred Stock	2,680,236	2,680,236	550	0.21		0.21
Series A-6 Preferred Stock	3,647,817	3,647,817	2,390	0.66		0.66
Series A-7 Preferred Stock	15,139,917	15,139,917	12,399	0.82		0.82
Series B Preferred Stock	32,834,601	32,834,601	30,000	0.91	(1)	0.93
Series C Preferred Stock	20,949,454	20,949,454	70,001	3.34	(1)	3.50
Total	88,480,441	87,518,143	$116,975
(1)

As part of our series B and C financing round, certain founders of the Company sold 0.7 and 1.0 million shares of founders preferred stock respectively, on a post-split basis, to an investor. Immediately after the sale, the founders preferred stock was converted into series B and C preferred stock. The original issuance price for the series B and C financing round was $0.93 and $3.50 respectively. The share price of $0.91 and $3.34 presented in the table above represents the average share price of shares issued and outstanding after the founder preferred stock was converted into series B and C shares.

The Company incurred $0.1 million, $0.1 million, $0.1 million of issuance costs related to series A, series B, and series C respectively.

The significant rights, privileges and preferences of preferred stock are as follows:

Liquidation Preference

In the event of any liquidation transaction, the holders of preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Corporation to the holders of founders preferred stock and common stock, an amount per share equal to the applicable original issue price as defined in the table above.

Dividends

Preferred stockholders are entitled to a dividend only when and if declared by the Company’s board of directors. The Company shall not declare, pay, or set aside any dividends on any other class or series of capital stock unless the outstanding preferred shares first receive, or simultaneously receive, a dividend on each outstanding preferred share. No dividends have been declared to date as of September 30, 2021.

Voting

The holders of preferred stock shall be entitled to the same voting rights as the holders of the common stock and to notice of any stockholder’s meeting in accordance with the Company’s bylaws and the holders of the preferred stock and common stock shall vote together as a single class on all matters. Each holder of preferred stock shall be entitled to the number of votes equal to the number of shares of common stock into which the preferred stock converts into. With respect to voting for the board of directors, the holders of preferred series A voting as one class are entitled to elect one board member, the holders of preferred series B voting as one class are entitled to elect one board member, and the holders of common stock and founders preferred stock voting together as a separate class are entitled to elect three board members.

Conversion

Each share of preferred stock is convertible, at the option of the holder, into the number of ordinary shares, which results from dividing the applicable original issue price per share for each series by the applicable conversion price per share for such series. The initial conversion price per share of all series of preferred stock shares is equal to the original issue price of each series, and therefore, the conversion ratio is 1:1.

Each share of preferred stock shall be automatically converted into ordinary shares at the then — applicable conversion price in the event of a firm commitment underwritten public offering and listing by the Company of its ordinary shares with aggregate proceeds of no less than $80.0 million (prior to deduction of underwriting discounts and registration expenses).

Redemption

The Company’s preferred stock does not contain any mandatory redemption features, nor are they redeemable at the option of the holder. The Company’s preferred stock contain a redemption feature that is contingent upon the occurrence of a deemed liquidation event or a change in control, as defined in the Company’s Certificate of Incorporation. As a deemed liquidation event or change in control event is within the control of the Company, preferred stock is presented as a component of the Company’s permanent equity on the balance sheets.

Transactions Related to Founders Preferred Stock

Founders preferred stock is substantively the same as common stock, as they share identical rights and features. The founders preferred stock can be converted into common stock on a one-to-one basis at any time. The founders preferred stock is presented as a component of the Company’s permanent equity.

In 2016, 1,788,375 shares of founders preferred stock were issued. The Company repurchased and retired 582,400 shares of founders preferred stock and subsequently enacted a reverse stock split of 6:1 which reduced the founder shares outstanding to 200,995.

During fiscal year 2018, certain founders sold 76,010 shares of their founders preferred stock to an investor of series B preferred stock and such shares automatically converted into shares of series B preferred stock pursuant to the terms of the Company’s Certificate of Incorporation. Subsequently in 2018, the Company enacted a forward split of 1:9 which increased the number of shares outstanding to 1,124,856.

During the fiscal year 2019, certain founders sold 962,298 shares to an investor of series C preferred stock and such shares automatically converted into shares of series C preferred stock pursuant to the terms of the Company’s Certificate of Incorporation.

As of September 30, 2021, December 31, 2020 and December 31, 2019 there was 162,558 shares of founders preferred stock outstanding.

Transactions Related to Preferred Stock

All share and per share information has been retroactively adjusted to reflect any stock splits.

In August 2019, the Company issued 20,949,454 shares of series C preferred stock at a purchase price of $3.50 per share and received $70.0 million in proceeds.

In June 2018, the Company performed a forward split for all types of units (common stock, founders preferred stock, and preferred stock). All three types of units were split into 9 shares of the respective unit with a par value of $0.00001. The Company was then authorized to issue 206,815,077 shares, with 138,600,000 assigned for common stock, 1,808,946 assigned to founders preferred stock, and 6,406,131 for preferred stock.

In May 2018, the Company issued 32,834,601 shares of series B preferred stock on a post-split basis, at a post-split purchase price per share of $0.93, for total proceeds of $30.0 million.

In May 2017, the Company issued 33,571,530 shares of series A preferred stock on a post-split basis, for total proceeds of $17.0 million. The Company was authorized to issue series A preferred stock with various purchase prices for the respective series A issuances. Preferred series A-1 through A-6 were issued as part of the conversion of Simple Agreements for Future Equity (“SAFE”) agreements, while series A-7 was issued to non-SAFE investors. During 2016, the Company issued SAFEs to various investors and raised $4.6 million in cash. The SAFE instruments converted into series A-1 through A-6 upon the issuance of series A.

Warrants

As of September 30, 2021 (unaudited), the following warrants were issued and outstanding:

				Exercise
				Price per
Issue Date	Underlying Security	Reason for Grant	Warrants Outstanding	Share	Expiration
March 12, 2021	Common Stock	Services	285,714	$3.50	March 12, 2026
March 15, 2021	Common Stock	Services	571,428	$3.50	March 15, 2026

The Company determined the warrants to be classified as equity and estimated the fair value of warrants exercisable for common stock measured on the issuance date using the Black-Scholes option valuation model. Inputs to the Block-Scholes valuation model included the estimated fair value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrant, the risk-free interest rates, the expected dividends, and the expected volatility of the price of the underlying stock using guideline companies for reference.

The fair value of the common stock warrants was determined using the Black-Scholes option valuation model using the following assumptions for values as of the issuance date:

Risk – free interest rate	0.84 – 0.85%
Expected term (in years)	5.00
Expected dividend yield	0%
Expected volatility	38.02 – 38.14%

The fair value of the warrants granted based on the above inputs is $6.3 million. The warrants vest over a period of three to four years and vesting is dependent on continued provision of services to the Company. The vested portion of the warrants are presented as a component of stockholders’ equity on the Company’s balance sheet as of September 30, 2021. The weighted average remaining service period of the unvested warrants is 3.32 years. The Company did not issue any warrants as of September 30, 2020.